Contents of Significant Accounts - Deferred Government Grants (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Miscellaneous Liabilities [Abstract]
Beginning balance	$ 3,961,028		$ 2,547,022
Arising during the period	5,097,841		2,131,264
Other operating income	(1,520,370)	$ (48,466)	(841,091)	$ (2,663,843)
Exchange effect	(271,994)		123,833
Ending balance	7,266,505		3,961,028	2,547,022
Current (classified under other current liabilities)	1,781,746		906,935
Non-current (classified under other noncurrent liabilities)	5,484,759		3,054,093
Total	$ 7,266,505		$ 3,961,028	$ 2,547,022